Average Annual Total Returns			12 Months Ended	20 Months Ended	24 Months Ended	31 Months Ended	54 Months Ended	60 Months Ended	62 Months Ended	68 Months Ended				77 Months Ended	80 Months Ended		85 Months Ended	91 Months Ended	97 Months Ended	106 Months Ended	109 Months Ended	115 Months Ended	118 Months Ended
		Aug. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Pacer Trendpilot® US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Trendpilot® US Large Cap Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%					11.53%														10.00%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%			16.74%	17.42%	14.53%				15.04%		14.07%	14.30%		13.82%					13.35%	13.03%
Pacer Trendpilot® US Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Trendpilot® US Mid Cap Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.93%					5.27%														5.66%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P MidCap 400® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.93%				15.68%	10.34%														9.42%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Composite 1500 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			23.95%	24.06%			17.28%	14.13%											14.14%			12.99%
Pacer NASDAQ-100 Trendpilot® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer NASDAQ-100 Trendpilot® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			16.23%					14.51%														13.41%
NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.88%					20.18%														18.68%
Pacer Trendpilot® European Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Trendpilot® European Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.09%					0.28%													2.50%
FTSE Eurozone Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Eurozone Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			3.59%					5.75%													7.14%
MSCI THE WORLD INDEX Net (USD) (reflects no deduction for fees, expenses, or taxes), Since 12/14/15
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI THE WORLD INDEX Net (USD)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.67%					11.17%													11.39%
Pacer Trendpilot® International Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Trendpilot® International Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			3.99%					3.22%				4.36%
S&P Developed Ex-US Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Developed Ex-US Large Cap Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.56%					5.83%				6.74%
MSCI THE WORLD INDEX Net (USD) (reflects no deduction for fees, expenses, or taxes), Since 5/2/2019
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI THE WORLD INDEX Net (USD)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.67%					11.17%				11.74%
Pacer Trendpilot® US Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Trendpilot® US Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.12%					1.81%	2.11%
IBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		iBoxx USD Liquid High Yield Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.91%					3.53%	3.84%
Bloomberg U.S. Aggregate Bond Index, Pacer Trendpilot® US Bond ETF (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		1.25%					(0.33%)	(0.24%)
Pacer Trendpilot® Fund of Funds Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Trendpilot® Fund of Funds Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.55%					6.45%		7.09%
S&P GLOBAL 1200 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P GLOBAL 1200 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.97%					11.39%		11.89%
FTSE All-World Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE All-World Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.71%					10.49%		10.99%
Pacer US Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US Cash Cows 100 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.45%					15.66%											13.50%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.37%					8.68%											8.92%
Pacer US Small Cap Cash Cows Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US Small Cap Cash Cows Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			(7.09%)					12.17%										9.73%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.54%					7.40%										7.75%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P SmallCap 600® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.70%					8.36%										8.55%
S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P SmallCap 600® Value Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.55%					8.10%										7.98%
Pacer Global Cash Cows Dividend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Global Cash Cows Dividend Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.37%					7.30%												8.81%
MSCI World Index* (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	MSCI World Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.67% [3]					11.17% [3]		11.59%	[3]	11.74%	[2]					10.90% [4]		12.20% [5]
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Value Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.47%					6.97%												8.85%
Pacer Developed Markets International Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Developed Markets International Cash Cows 100 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			(1.56%)					5.98%										6.40%
FTSE Developed ex-US Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE All World Developed ex-US Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			0.74%					2.32%										2.61%
Pacer Emerging Markets Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Emerging Markets Cash Cows 100 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.42%					2.50%				4.33%
FTSE Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Emerging Markets Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.35%					3.01%				3.79%
Pacer US Large Cap Cash Cows Growth Leaders Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US Large Cap Cash Cows Growth Leaders Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			35.61%		26.18%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.51%		24.54%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			33.36%		36.04%
Pacer US SmallCap Cash Cows Growth Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US SmallCap Cash Cows Growth Leaders Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			7.58%	16.18%
S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P SmallCap 600 Growth Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			9.63%	16.80%
Pacer US Cash Cows Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US Cash Cows Growth Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			28.84%					13.52%				12.88%
S&P 900 Pure Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 900 Pure Growth Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			21.96%					10.85%				10.62%
Pacer Cash Cows Fund of Funds Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Cash Cows Fund of Funds Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.50%					10.96%		10.62%
FTSE Developed ex US All Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Developed ex US All Cap Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			3.36%					4.79%		5.69%
Pacer US Export Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer US Export Leaders Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.69%					11.95%						12.02%
S&P 900 IndexTM (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 900 IndexTM(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.37%					14.28%						13.75%
Solactive GPR Industrial Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Solactive GPR Industrial Real Estate Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[6]		(11.83%)					6.26%								8.85%
S&P 500 Index, Pacer Industrial Real Estate ETF (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%					14.53%								14.17%
FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes), Since 5/14/18
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REITS Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.92%					3.29%								6.50%
Solactive GPR Data & Infrastructure Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Solactive GPR Data & Infrastructure Real Estate Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[7]		3.42%					3.36%							7.72%
FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes), Since 5/15/18
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REITS Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.92%					3.29%							6.77%
Pacer WealthShield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer WealthShield Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.24%					6.31%									4.49%
S&P U.S. Treasury Bond 20+ Year Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P U.S. Treasury Bond 20+ Year Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			(8.03%)					(5.94%)									(2.53%)
CFRA-Stovall Equal Weight Seasonal Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CFRA-Stovall Equal Weight Seasonal Rotation Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			2.38%					5.41%						8.27%
Lunt Capital U.S. Large Cap Equity Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Lunt Capital U.S. Large Cap Equity Rotation Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.10%				12.97%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Lunt Capital U.S. MidCap Multi-Factor Rotation Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			26.76%				17.76%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			22.36%				18.98%
Morningstar LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar LSTA U.S. Leveraged Loan 100 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.70%					5.41%															4.69%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.25%					(0.33%)															1.29%
Pacer Data Transmission and Communication Revolution TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Data Transmission and Communication Revolution Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			39.22%			32.36%
S&P 1200 Index (reflects no deduction for fees, expenses, or taxes), Since 6/8/22
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global 1200 Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			18.97%			13.66%
Pacer Global Supply Chain Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Pacer Global Supply Chain Infrastructure Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			2.31%			6.25%
Pacer Trendpilot® US Large Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			24.26%					10.88%														9.35%
Performance Inception Date		Jun. 11, 2015
Pacer Trendpilot® US Large Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			24.07%					10.57%														9.06%
Pacer Trendpilot® US Large Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.51%					8.56%														7.56%
Pacer Trendpilot® US Mid Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.33%					4.62%														5.02%
Performance Inception Date		Jun. 11, 2015
Pacer Trendpilot® US Mid Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.09%					4.35%														4.78%
Pacer Trendpilot® US Mid Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.05%					3.51%														3.94%
Pacer Trendpilot® 100 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.58%					13.85%														12.74%
Performance Inception Date		Jun. 11, 2015
Pacer Trendpilot® 100 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.78%					13.51%														12.52%
Pacer Trendpilot® 100 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.32%					11.00%														10.57%
Pacer Trendpilot® European Index ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.23%)					(1.04%)													1.12%
Performance Inception Date		Dec. 14, 2015
Pacer Trendpilot® European Index ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.50%)					(1.21%)													0.96%
Pacer Trendpilot® European Index ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.96%					(0.58%)													1.08%
Pacer Trendpilot® International ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.68%					2.43%				3.56%
Performance Inception Date		May 02, 2019
Pacer Trendpilot® International ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.28%					2.18%				3.31%
Pacer Trendpilot® International ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.88%					2.01%				2.90%
Pacer Trendpilot® US Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.17%					0.11%	0.50%
Performance Inception Date		Oct. 22, 2019
Pacer Trendpilot® US Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.46%					(1.85%)	(1.44%)
Pacer Trendpilot® US Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.44%					(0.74%)	(0.43%)
Pacer Trendpilot® Fund of Funds ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.88%					5.48%		6.10%
Performance Inception Date		May 03, 2019
Pacer Trendpilot® Fund of Funds ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.07%					4.93%		5.57%
Pacer Trendpilot® Fund of Funds ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.25%					4.10%		4.62%
Pacer US Cash Cows 100 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.68%					15.15%											12.99%
Performance Inception Date		Dec. 16, 2016
Pacer US Cash Cows 100 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.20%					14.56%											12.43%
Pacer US Cash Cows 100 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.66%					12.08%											10.55%
Pacer US Small Cap Cash Cows ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(7.45%)					11.70%										9.37%
Performance Inception Date		Jun. 16, 2017
Pacer US Small Cap Cash Cows ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(7.68%)					11.33%										9.02%
Pacer US Small Cap Cash Cows ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(4.24%)					9.29%										7.51%
Pacer Global Cash Cows Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.56%					6.41%												7.87%
Performance Inception Date		Feb. 22, 2016
Pacer Global Cash Cows Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.53%					5.44%												7.01%
Pacer Global Cash Cows Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.18%					5.08%												6.37%
Pacer Developed Markets International Cash Cows 100 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.24%)					5.06%										5.46%
Performance Inception Date		Jun. 16, 2017
Pacer Developed Markets International Cash Cows 100 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.05%)					4.44%										4.91%
Pacer Developed Markets International Cash Cows 100 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.46%)					4.15%										4.49%
Pacer Emerging Markets Cash Cows 100 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.62%					0.34%				2.14%
Performance Inception Date		May 02, 2019
Pacer Emerging Markets Cash Cows 100 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.85%					(0.72%)				0.80%
Pacer Emerging Markets Cash Cows 100 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.90%					0.43%				1.74%
Pacer US Large Cap Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			34.91%		25.58%
Performance Inception Date		Dec. 21, 2022
Pacer US Large Cap Cash Cows Growth Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			34.77%		25.44%
Pacer US Large Cap Cash Cows Growth Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			20.75%		19.98%
Pacer US Small Cap Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.81%	15.36%
Performance Inception Date		May 01, 2023
Pacer US Small Cap Cash Cows Growth Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.72%	15.23%
Pacer US Small Cap Cash Cows Growth Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.10%	11.82%
Pacer US Cash Cows Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			28.27%					13.33%				12.71%
Performance Inception Date		May 02, 2019
Pacer US Cash Cows Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			28.19%					13.10%				12.48%
Pacer US Cash Cows Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.79%					10.64%				10.19%
Pacer Cash Cows Fund of Funds ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.77%					10.51%		10.09%
Performance Inception Date		May 03, 2019
Pacer Cash Cows Fund of Funds ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.27%					9.95%		9.52%
Pacer Cash Cows Fund of Funds ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.95%					8.33%		8.01%
Pacer US Export Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.02%					11.27%						11.33%
Performance Inception Date		Jul. 23, 2018
Pacer US Export Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.91%					11.14%						11.19%
Pacer US Export Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.65%					8.96%						9.13%
Pacer Industrial Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(12.45%)					3.83%								8.22%
Performance Inception Date		May 14, 2018
Pacer Industrial Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(13.36%)					2.99%								7.29%
Pacer Industrial Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(7.01%)					2.75%								6.24%
Pacer Data & Infrastructure Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.55%					0.45%							5.26%
Performance Inception Date		May 15, 2018
Pacer Data & Infrastructure Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.89%					(0.21%)							4.52%
Pacer Data & Infrastructure Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.68%					0.15%							3.88%
Pacer WealthShield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.98%					6.17%									4.19%
Performance Inception Date		Dec. 11, 2017
Pacer WealthShield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.51%					5.73%									3.75%
Pacer WealthShield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.42%					4.69%									3.13%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.73%					4.56%						7.40%
Performance Inception Date		Jul. 23, 2018
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.45%					4.25%						7.09%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.24%					3.51%						5.83%
Pacer Lunt Large Cap Alternator ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.32%				12.08%
Performance Inception Date		Jun. 24, 2020
Pacer Lunt Large Cap Alternator ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.90%				11.71%
Pacer Lunt Large Cap Alternator ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.58%				9.58%
Pacer Lunt MidCap Multi-Factor Alternator ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			26.23%				16.82%
Performance Inception Date		Jun. 24, 2020
Pacer Lunt MidCap Multi-Factor Alternator ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			25.92%				16.60%
Pacer Lunt MidCap Multi-Factor Alternator ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.71%				13.51%
Pacer Lunt Large Cap Multi-Factor Alternator ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.44%				18.05%
Performance Inception Date		Jun. 24, 2020
Pacer Lunt Large Cap Multi-Factor Alternator ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			21.17%				17.75%
Pacer Lunt Large Cap Multi-Factor Alternator ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.88%				14.53%
Pacer Aristotle Pacific Floating Rate High Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.08%					5.22%															4.32%
Performance Inception Date		Feb. 18, 2015
Pacer Aristotle Pacific Floating Rate High Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.61%					2.76%															2.30%
Pacer Aristotle Pacific Floating Rate High Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.30%					2.90%															2.39%
Pacer Data and Digital Revolution ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			38.31%			31.48%
Performance Inception Date		Jun. 08, 2022
Pacer Data and Digital Revolution ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			38.14%			31.31%
Pacer Data and Digital Revolution ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			22.74%			25.01%
Pacer Industrials and Logistics ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.37%			5.42%
Performance Inception Date		Jun. 08, 2022
Pacer Industrials and Logistics ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.92%			4.93%
Pacer Industrials and Logistics ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.33%			4.29%

[1]	The Fund has changed its benchmark to the Bloomberg U.S. Aggregate Bond Index, which represents the overall bond market in which the Fund invests.
[2]	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
[3]	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
[4]	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
[5]	The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
[6]	Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Industrial Real Estate Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Industrial Real Estate Index.
[7]	Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Data Center & Tech Infrastructure Index.